Leases - Right of use assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Right of use assets - operating leases, net of amortization	$ 722,879	$ 723,607
Right of use assets - finance leases, net of depreciation – included in plant and equipment	38,864	41,566
Amortization of right-of-use assets	3,110	2,614
Interest expense on lease liabilities	320	322
Operating lease cost	61,046	51,406
Total lease cost	64,476	54,342
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	(320)	(322)
Operating cash flows from operating leases	(61,046)	(51,406)
Financing cash flows from finance leases	(3,344)	(2,801)
Right-of-use assets obtained in exchange for new finance leases		9,088
Right-of-use assets disposed of under operating leases prior to lease maturity
Right-of -use assets obtained in exchange for new operating leases		$ 138,312
Weighted average remaining lease term - finance leases	3 years 193 days 10 hours 48 minutes	3 years 354 days 1 hour 12 minutes
Weighted average remaining lease term - operating leases	3 years 94 days 21 hours 36 minutes	3 years 310 days 6 hours
Weighted average discount rate- finance leases	3.54%	3.48%
Weighted average discount rate- operating leases	3.43%	3.47%